Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income (loss) before income taxes	$ (54,095)	$ (7,930)	$ (8,582)
France [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(231)	(14,216)	(8,582)
United States [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ (53,864)	$ 6,286	$ 0